Summary of significant accounting policies - Plant and equipment, net (Details)	Jun. 30, 2024
Plant and equipment, net
Property, Plant and Equipment, Salvage Value, Percentage	0.00%
Cryptocurrency mining equipment
Plant and equipment, net
Property, Plant and Equipment, Useful Life	5 years